NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund

Supplement dated March 11, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Century Investment Management, Inc. (“American Century”) is the subadviser to the Fund.  The trustee of a trust that holds a controlling voting interest in American Century Companies, Inc., the parent company of American Century, changed on February 16, 2010.  Under the Investment Company Act of 1940 (the “1940 Act”), this change of trustee constituted an assignment of the Fund’s subadvisory agreement with American Century (the “Prior Subadvisory Agreement”), which caused the Prior Subadvisory Agreement to automatically terminate, making approval of a new subadvisory agreement necessary.

At a telephonic meeting of the Board of Trustees of the Trust held on February 22, 2010, the Board of Trustees approved an interim subadvisory agreement (the “Interim Subadvisory Agreement”) with American Century with respect to the Fund.  The Interim Subadvisory Agreement permitted American Century to continue to subadvise the Fund until such time that the Board of Trustees could meet in-person to approve a new subadvisory agreement, as required by the 1940 Act.  On March 11, 2010, the Board of Trustees held an in-person meeting and approved a new subadvisory agreement (the “New Subadvisory Agreement”) with American Century with respect to the Fund.  Both the Interim Subadvisory Agreement and the New Subadvisory Agreement are substantially identical to the Prior Subadvisory Agreement with American Century.

Shareholders of the Fund as of February 16, 2010 will receive an Information Statement shortly as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about the New Subadvisory Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Growth Fund

Supplement dated March 11, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Century Investment Management, Inc. (“American Century”) is a subadviser to the Fund.  The trustee of a trust that holds a controlling voting interest in American Century Companies, Inc., the parent company of American Century, changed on February 16, 2010.  Under the Investment Company Act of 1940 (the “1940 Act”), this change of trustee constituted an assignment of the Fund’s subadvisory agreement with American Century (the “Prior Subadvisory Agreement”), which caused the Prior Subadvisory Agreement to automatically terminate, making approval of a new subadvisory agreement necessary.

At a telephonic meeting of the Board of Trustees of the Trust held on February 22, 2010, the Board of Trustees approved an interim subadvisory agreement (the “Interim Subadvisory Agreement”) with American Century with respect to the Fund.  The Interim Subadvisory Agreement permitted American Century to continue to subadvise the Fund until such time that the Board of Trustees could meet in-person to approve a new subadvisory agreement, as required by the 1940 Act.  On March 11, 2010, the Board of Trustees held an in-person meeting and approved a new subadvisory agreement (the “New Subadvisory Agreement”) with American Century with respect to the Fund.  Both the Interim Subadvisory Agreement and the New Subadvisory Agreement are substantially identical to the Prior Subadvisory Agreement with American Century.

Shareholders of the Fund as of February 16, 2010 will receive an Information Statement shortly as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about the New Subadvisory Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Value Fund

Supplement dated March 11, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Century Investment Management, Inc. (“American Century”) is a subadviser to the Fund.  The trustee of a trust that holds a controlling voting interest in American Century Companies, Inc., the parent company of American Century, changed on February 16, 2010.  Under the Investment Company Act of 1940 (the “1940 Act”), this change of trustee constituted an assignment of the Fund’s subadvisory agreement with American Century (the “Prior Subadvisory Agreement”), which caused the Prior Subadvisory Agreement to automatically terminate, making approval of a new subadvisory agreement necessary.

At a telephonic meeting of the Board of Trustees of the Trust held on February 22, 2010, the Board of Trustees approved an interim subadvisory agreement (the “Interim Subadvisory Agreement”) with American Century with respect to the Fund.  The Interim Subadvisory Agreement permitted American Century to continue to subadvise the Fund until such time that the Board of Trustees could meet in-person to approve a new subadvisory agreement, as required by the 1940 Act.  On March 11, 2010, the Board of Trustees held an in-person meeting and approved a new subadvisory agreement (the “New Subadvisory Agreement”) with American Century with respect to the Fund.  Both the Interim Subadvisory Agreement and the New Subadvisory Agreement are substantially identical to the Prior Subadvisory Agreement with American Century.

Shareholders of the Fund as of February 16, 2010 will receive an Information Statement shortly as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about the New Subadvisory Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund

Supplement dated March 11, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Century Global Investment Management, Inc. (“American Century Global”) is a subadviser to the Fund.  The trustee of a trust that holds a controlling voting interest in American Century Companies, Inc., the parent company of American Century Global, changed on February 16, 2010.  Under the Investment Company Act of 1940 (the “1940 Act”), this change of trustee constituted an assignment of the Fund’s subadvisory agreement with American Century Global (the “Prior Subadvisory Agreement”), which caused the Prior Subadvisory Agreement to automatically terminate, making approval of a new subadvisory agreement necessary.

At a telephonic meeting of the Board of Trustees of the Trust held on February 22, 2010, the Board of Trustees approved an interim subadvisory agreement (the “Interim Subadvisory Agreement”) with American Century Global with respect to the Fund.  The Interim Subadvisory Agreement permitted American Century Global to continue to subadvise the Fund until such time that the Board of Trustees could meet in-person to approve a new subadvisory agreement, as required by the 1940 Act.  On March 11, 2010, the Board of Trustees held an in-person meeting and approved a new subadvisory agreement (the “New Subadvisory Agreement”) with American Century Global with respect to the Fund.  Both the Interim Subadvisory Agreement and the New Subadvisory Agreement are substantially identical to the Prior Subadvisory Agreement with American Century Global.

Shareholders of the Fund as of February 16, 2010 will receive an Information Statement shortly as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about the New Subadvisory Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Gartmore NVIT Emerging Markets Fund
Supplement dated March 11, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           On March 11, 2010, the Board of Trustees of the Trust terminated Gartmore Global Partners as subadviser to the Fund, effective April 30, 2010, and approved the appointment of Baring International Investment Limited, effective May 3, 2010.

2.           Effective May 3, 2010, the paragraph on page 6 of the Prospectus following “Subadviser” that relates to Gartmore Global Partners is deleted and replaced with the following:

BARING INTERNATIONAL INVESTMENT LIMITED (“BARINGS”):  is the subadviser for the Fund.  Barings is located at 155 Bishopsgate, London, England, United Kingdom.  Barings is an indirect wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, and a direct subsidiary of Baring Asset Management Limited.  Barings and its affiliates provide asset management services in developed and emerging equity and bond markets on behalf of institutional, retail and private clients worldwide.

3.           Effective May 3, 2010, the information on page 6 of the Prospectus following “Portfolio Management” is deleted and replaced with the following:

James Syme and Paul Wimborne lead Barings’ Global Emerging Equity Team and are primarily responsible for making investment decisions for the Fund.

Mr. Syme joined Barings in 2006 and is the head of Barings’ Global Emerging Markets Team.  Prior to joining Barings, Mr. Syme was a portfolio manager for nine years at SG Asset Management in London, England, and was Head of Global Emerging Markets Team for three years.  Before joining SG Asset Management, Mr. Syme spent three years as an emerging markets portfolio manager at Henderson Investors.

Mr. Wimborne joined Barings as a portfolio manager in 2006.  Prior to joining Barings, Mr. Wimborne was a portfolio manager at Insight Investments where he ran the Global Emerging Markets Fund for over three years.  He was also responsible for stock selection and portfolio construction for the Asian Equity portfolios.  Prior to working at Insight, Mr. Wimborne worked in the Global Equities team at Rothschild Asset Management covering the Latin American region.

4.           Effective May 3, 2010, the name of the Fund shall be changed to the “NVIT Emerging Markets Fund.”

5.           Shareholders of the Fund as of May 3, 2010 will receive an Information Statement shortly after that date as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about Barings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Gartmore NVIT Developing Markets Fund
Supplement dated March 11, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           On March 11, 2010, the Board of Trustees of the Trust terminated Gartmore Global Partners as subadviser to the Fund, effective April 30, 2010, and approved the appointment of Baring International Investment Limited, effective May 3, 2010.

2.           Effective May 3, 2010, the paragraph on page 6 of the Prospectus following “Subadviser” that relates to Gartmore Global Partners is deleted and replaced with the following:

BARING INTERNATIONAL INVESTMENT LIMITED (“BARINGS”):  is the subadviser for the Fund.  Barings is located at 155 Bishopsgate, London, England, United Kingdom.  Barings is an indirect wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, and a direct subsidiary of Baring Asset Management Limited.  Barings and its affiliates provide asset management services in developed and emerging equity and bond markets on behalf of institutional, retail and private clients worldwide.

3.           Effective May 3, 2010, the information on page 7 of the Prospectus following “Portfolio Management” is deleted and replaced with the following:

James Syme and Paul Wimborne lead Barings’ Global Emerging Equity Team and are primarily responsible for making investment decisions for the Fund.

Mr. Syme joined Barings in 2006 and is the head of Barings’ Global Emerging Markets Team.  Prior to joining Barings, Mr. Syme was a portfolio manager for nine years at SG Asset Management in London, England, and was Head of Global Emerging Markets Team for three years.  Before joining SG Asset Management, Mr. Syme spent three years as an emerging markets portfolio manager at Henderson Investors.

Mr. Wimborne joined Barings as a portfolio manager in 2006.  Prior to joining Barings, Mr. Wimborne was a portfolio manager at Insight Investments where he ran the Global Emerging Markets Fund for over three years.  He was also responsible for stock selection and portfolio construction for the Asian Equity portfolios.  Prior to working at Insight, Mr. Wimborne worked in the Global Equities team at Rothschild Asset Management covering the Latin American region.

4.           Effective May 3, 2010, the name of the Fund shall be changed to the “NVIT Developing Markets Fund.”

5.           Shareholders of the Fund as of May 3, 2010 will receive an Information Statement shortly after that date as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about Barings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Van Kampen NVIT Real Estate Fund

Supplement dated March 11, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           Van Kampen Asset Management (“Van Kampen”), an indirect wholly owned subsidiary of Morgan Stanley, currently is subadviser to the Fund.  Morgan Stanley also is the direct parent company of Morgan Stanley Investment Management Inc. (“MSIM”).  The current members of the Fund’s portfolio management team are dual employees of both Van Kampen and MSIM.  Morgan Stanley has entered into a transaction agreement with Invesco Ltd. to sell Van Kampen to Invesco Ltd. (the “Transaction”).  However, the current members of the Fund’s portfolio management team are expected to remain employees of MSIM.  Accordingly, on March 11, 2010, the Board of Trustees of the Trust terminated the current subadvisory agreement with Van Kampen, effective April 30, 2010, and approved a new subadvisory agreement with MSIM, effective May 3, 2010.

2.           Effective May 3, 2010, the paragraph on page 4 of the Prospectus following “Subadviser” that relates to Van Kampen is deleted and replaced with the following:

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM”) is the subadviser for the Fund.  MSIM is located at 522 Fifth Avenue, New York, New York 10036.  Morgan Stanley is the direct parent of MSIM.  Morgan Stanley is a global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

3.           Effective May 3, 2010, the information on page 4 of the Prospectus following “Portfolio Management” is deleted and replaced with the following:

Theodore R. Bigman is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.  Mr. Bigman is a Managing Director of MSIM and has been employed in an investment management capacity since 1995.  Before joining MSIM, Mr. Bigman was a Director at CS First Boston, where he established and managed the company’s real estate efforts.  He is also a member of the National Association of Real Estate Investment Trusts.

4.           Effective May 3, 2010, the name of the Fund shall be changed to the “NVIT Real Estate Fund.”

5.           Shareholders of the Fund as of May 3, 2010 will receive an Information Statement shortly after that date as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about MSIM.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE